Significant Components of Net Deferred Tax Asset (Liability) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Future benefit reserves	$ 27,266	$ 50,315
Expense accruals	162	256
Other-than-temporarily impaired assets	84
Investment income	23,577	332
Total deferred tax assets	51,089	50,903
Deferred tax liabilities:
Deferred acquisition costs	(31,506)	(26,792)
Due and deferred premium	(16)	(3)
Net unrealized gains on investments	(10,702)	(26,073)
Total deferred tax liabilities	(42,224)	(52,868)
Net deferred tax assets (liabilities)	$ 8,865	$ (1,965)